Consolidated Statements of Cash Flows In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Cash flows from operating activities:
Net loss	$ (137)	(7,447)	(938)	(8,082)
Adjustment to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	378	20,557	18,329	13,980
Loss/ (gain) on sale of property, plant and equipment, net	(37)	(2,023)	(31)	489
Gain on sale of available-for-sale investments	(3)	(180)	(379)	(138)
Allowances for doubtful debts (Net of recoveries)	16	892	647	484
Equity in net loss of equity method investees	4	234	944	5,636
Fair value gain on previously held interest in equity method investee recognized on business acquisition			(11,047)	(128)
Joint venture termination fees				(90)
Deferred income tax expense /(benefit)	(7)	(393)	3,907	(245)
Net change in:
Accounts receivable	(110)	(6,002)	(3,993)	(39)
Advance income taxes, net	56	3,074	1,283	3,103
Prepaid expenses, other current and non -current assets	18	1,003	(6,964)	(495)
Accounts payable, other current and non-current liabilities	137	7,454	6,411	(2,797)
Net cash provided by operating activities	315	17,169	8,169	11,678
Cash flows from investing activities:
Purchase of property, plant and equipment	(293)	(15,978)	(18,103)	(14,573)
Purchase of intangible assets	(33)	(1,803)	(791)	(793)
Proceeds from sale of property, plant and equipment	40	2,165	207	106
Proceeds from sale of available-for-sale investments	902	49,189	51,648	22,449
Purchase of available-for-sale investments	(1,003)	(54,693)	(50,357)	(18,634)
Purchase of shares in equity method investees			(255)	(530)
Return of investment by equity method investee	1	58
Loans given to equity method investees			(765)	(3,110)
Acquisition of business, net of cash acquired			(1,313)	(242)
Change in restricted cash		(8)	(19)	(2)
Decrease /(increase) in short-term bank deposits	(60)	(3,252)	12	13
Inter corporate deposit placed and other loans	(16)	(864)	(2,512)
Proceeds from repayment of inter-corporate deposit and other loans	13	700	1,300
Purchase of investments		(2)	(1)	(1)
Refund of amount paid towards joint venture				748
Advances for investments				(455)
Net cash used in investing activities	(449)	(24,488)	(20,949)	(15,024)
Cash flows from financing activities:
Proceeds from long-term borrowings	364	19,881	22,161	26,501
Long-term borrowings repaid	(131)	(7,153)	(9,413)	(26,442)
Proceeds from short-term borrowings	300	16,336	21,402	17,827
Short-term borrowings repaid	(342)	(18,653)	(27,223)	(10,675)
Proceeds of bank overdrafts, net	29	1,589	1,739	669
Purchases of additional ownership interest in subsidiary from non-controlling interest	(17)	(921)
Dividends paid (includes Rs. Nil, Rs. 407 million and Rs. 407 million in fiscals 2011, 2012 and 2013 paid to related parties)	(10)	(570)	(570)
Dividend paid to non-controlling interest of subsidiary	(1)	(29)	(5)	(2)
Payment of finance lease obligations	(1)	(34)	(28)	(31)
Net cash provided by financing activities	191	10,446	8,063	7,847
Net change in cash flows	57	3,127	(4,717)	4,501
Effect of foreign exchange differences on cash flows	(3)	(176)	644	(59)
Cash and cash equivalents, beginning of year	51	2,758	6,831	2,389
Cash and cash equivalents, end of year	105	5,709	2,758	6,831
Supplementary cash flow information:
Interest paid (net of interest capitalized)	141	7,695	7,819	3,976
Income taxes paid (refunds)	(15)	(793)	(107)	(2,290)
Supplementary disclosure of non-cash investing activity:
Payables for capital purchases	42	2,315	3,206	2,010
Supplementary disclosure of non-cash financing activity:
Loan from non-controlling interest converted to non-redeemable preference shares in SEPCO group			4,556